February 19, 2025	Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas Miami vedderprice.com Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com via EDGAR Transmission U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Tortoise Capital Series Trust (the “Registrant”)

File No. 811-23997

To the Commission:

On behalf of the Registrant, electronically transmitted herewith for filing pursuant to Rule 488 under the Securities Act of 1933 is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of the Registrant’s series, Tortoise Energy Fund, in connection with the reorganization of Tortoise Energy Infrastructure and Income Fund, a series of Managed Portfolio Series, into Tortoise Energy Fund.

The Registrant is filing additional Registration Statements on Form N-14 in connection with the issuance of shares of the Registrant’s series, Tortoise North American Pipeline Fund, Tortoise Global Water Fund and Tortoise Energy Infrastructure Total Return Fund (together with, Tortoise Energy Fund, the “New Funds”), in connection with the reorganizations of Tortoise North American Pipeline Fund, Tortoise Global Water ESG Fund and Tortoise Energy Infrastructure Total Return Fund, each a series of Managed Portfolio Series, into Tortoise North American Pipeline Fund, Tortoise Global Water Fund and Tortoise Energy Infrastructure Total Return Fund, respectively.

The Registrant has filed Post-Effective Amendments to its Registration Statement on Form N-1A (each, an “N-1A Amendment”) to register the New Funds as new series of the Registrant. With respect to each New Fund, to the extent the applicable N-1A Amendment and the applicable Form N-14 Registration Statement require disclosure of the same information, the disclosures set forth in the N-1A Amendment are substantially identical to those in the corresponding Form N-14 Registration Statement.

Please contact the undersigned at (312) 609-7661 or Jacob C. Tiedt at (312) 609-7697 if you have any questions or comments.

Very truly yours, /s/ Deborah B. Eades Deborah B. Eades Shareholder
cc:	Jacob C. Tiedt, Shareholder, Vedder Price P.C.

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